Financial Instruments - Disclosure of Loss Allowance for Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Loss allowance assumed as a result of business combination	R$ 491
Accounts receivable
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Opening loss allowance on January 1	(150)	R$ (166)
Loss allowance assumed as a result of business combination	(491)	0
Decrease in accounts receivable allowance recognized in profit or loss	9	16
Closing loss allowance on December 31	R$ (632)	R$ (150)